Offsets	Apr. 02, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Brookfield Business Corp
Form or Filing Type	F-3
File Number	333-273180
Initial Filing Date	Jul. 07, 2023
Fee Offset Claimed	$ 207,150.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Exchangeable Subordinate Voting Shares
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2,398,281,579.99
Termination / Withdrawal Statement	On March 27, 2026, pursuant to an arrangement agreement dated as of November 6, 2025, the Registrant, Brookfield Business Partners L.P. ("BBU"), and Brookfield Business Holdings Corporation (formerly Brookfield Business Corporation) ("BBHC") completed a court approved plan of arrangement under section 288 of the Business Corporations Act (British Columbia) (the "Arrangement") pursuant to which, among other things, holders of non-voting limited partnership units of BBU ("BBU Units") and holders of BBHC's class A exchangeable subordinate voting shares (the "BBHC Exchangeable Shares") received class A subordinated voting shares of the Registrant in exchange for their BBU Units and BBHC Exchangeable Shares on a one-for-one basis. In connection with the completion of the Arrangement, the Registrant was renamed Brookfield Business Corporation (the name of BBHC prior to the consummation of the Arrangement) and BBHC was renamed Brookfield Business Holdings Corporation. The Registrant is deemed to be the successor to BBU and BBHC pursuant to Rule 12g-3(c) under the Securities Exchange Act of 1934, as amended. BBHC and BBU previously filed a registration statement on Form F-3 (File Nos. 333-273180 and 333-273180-01) (the "Prior BBHC Registration Statement"), initially filed on July 7, 2023, amended on September 8, 2023 and declared effective on September 18, 2023, which registered the issuance of $1,500,000,000 of BBHC Exchangeable Shares, 47,244,876 BBHC Exchangeable Shares and BBU Units in connection with the exchange, redemption or acquisition of such BBHC Exchangeable Shares. An aggregate amount of $264,404 in registration fees was payable in connection therewith. A total of $2,398,281,579.99 of the $2,399,306,215 registered under the Prior BBHC Registration Statement remains unused, and as indicated in the table above, the Registrant is carrying over unused registration fees associated with a portion of that amount from the Prior BBHC Registration Statement to this Registration Statement which results in a fee offset of $264,398. BBU and BBHC have terminated or completed any offering that included the unsold securities under the Prior BBHC Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Brookfield Business Corp
Form or Filing Type	F-3
File Number	333-273180
Filing Date	Jul. 07, 2023
Fee Paid with Fee Offset Source	$ 264,398.00